Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO COREBUILDER SHARESSM – SERIES G

Supplement dated December 1, 2009, to the Statement of Additional Information dated May 1, 2009,

as previously supplemented on May 29, 2009, June 19, 2009 and August 31, 2009.

This supplement contains important information about the Funds referenced above.

All Funds

On November 11, 2009, the Board of Trustees (the “Board”) accepted the resignation of David Berardi as Treasurer of Wells Fargo Funds Trust (the “Trust”) and appointed Kasey Phillips as Treasurer of the Trust and David Berardi as an Assistant Treasurer of the Trust effective November 1, 2009. As a result, the information regarding David Berardi under the “Management - Trustees and Officers” section beginning on page 24 of the Statement of Additional Information is deleted and replaced with the following:

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Kasey Phillips, 38	Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2006 and currently the Treasurer of the Evergreen Funds since 2005. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

N/A
David Berardi, 34	Assistant Treasurer, since 2009	Vice President of Evergreen Investment Management Company, LLC since 1999 and Manager of Fund Reporting and Control since 2004.	N/A

In addition, the following is hereby deleted from the end of the second sentence of the second paragraph under the “Management - Trustees and Officers” section:

, except that the person occupying the office of Treasurer varies for specified Funds.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO COREBUILDER SHARESSM – SERIES M

Supplement dated December 1, 2009, to the Statement of Additional Information dated May 1, 2009,

as previously supplemented on June 19, 2009 and August 31, 2009.

This supplement contains important information about the Funds referenced above.

All Funds

On November 11, 2009, the Board of Trustees (the “Board”) accepted the resignation of David Berardi as Treasurer of Wells Fargo Funds Trust (the “Trust”) and appointed Kasey Phillips as Treasurer of the Trust and David Berardi as an Assistant Treasurer of the Trust effective November 1, 2009. As a result, the information regarding David Berardi under the “Management - Trustees and Officers” section beginning on page 21 of the Statement of Additional Information is deleted and replaced with the following:

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Kasey Phillips, 38	Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2006 and currently the Treasurer of the Evergreen Funds since 2005. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

N/A
David Berardi, 34	Assistant Treasurer, since 2009	Vice President of Evergreen Investment Management Company, LLC since 1999 and Manager of Fund Reporting and Control since 2004.	N/A

In addition, the following is hereby deleted from the end of the second sentence of the second paragraph under the “Management - Trustees and Officers” section:

, except that the person occupying the office of Treasurer varies for specified Funds.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND

Supplement dated December 1, 2009, to the Statement of Additional Information dated July 1, 2009,

as previously supplemented on August 13, 2009 and October 5, 2009.

This supplement contains important information about the Funds referenced above.

All Funds

On November 11, 2009, the Board of Trustees (the “Board”) accepted the resignation of Jeremy DePalma as Treasurer of Wells Fargo Funds Trust (the “Trust”) and appointed Kasey Phillips as Treasurer of the Trust and Jeremy DePalma as an Assistant Treasurer of the Trust effective November 1, 2009. As a result, the information regarding Jeremy DePalma under the “Management - Trustees and Officers” section beginning on page 23 of the Statement of Additional Information is deleted and replaced with the following:

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Kasey Phillips, 38	Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2006 and currently the Treasurer of the Evergreen Funds since 2005. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

N/A
Jeremy DePalma, 35	Assistant Treasurer, since 2009	Senior Vice President of Evergreen Investment Management Company, LLC since 1999 and the head of the Fund Reporting and Control Team within Fund Administration since 2005.	N/A

In addition, the following is hereby deleted from the end of the second sentence of the second paragraph under the “Management - Trustees and Officers” section:

, except that the person occupying the office of Treasurer varies for specified Funds.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

WELLS FARGO ADVANTAGE COMMON STOCK FUND

WELLS FARGO ADVANTAGE DISCOVERY FUNDSM

WELLS FARGO ADVANTAGE ENTERPRISE FUNDSM

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

WELLS FARGO ADVANTAGE OPPORTUNITY FUNDSM

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITY FUND

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Supplement dated December 1, 2009, to the Statement of Additional Information dated March 1, 2009,

as previously supplemented on March 26, 2009, March 31, 2009, April 17, 2009, June 19, 2009,

August 12, 2009, and August 17, 2009.

This supplement contains important information about the Funds referenced above.

All Funds

On November 11, 2009, the Board of Trustees (the “Board”) accepted the resignation of Jeremy DePalma as Treasurer of Wells Fargo Funds Trust (the “Trust”) and appointed Kasey Phillips as Treasurer of the Trust and Jeremy DePalma as an Assistant Treasurer of the Trust effective November 1, 2009. As a result, the information regarding Jeremy DePalma under the “Management - Trustees and Officers” section beginning on page 17 of the Statement of Additional Information is deleted and replaced with the following:

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Kasey Phillips, 38	Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2006 and currently the Treasurer of the Evergreen Funds since 2005. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

N/A
Jeremy DePalma, 35	Assistant Treasurer, since 2009	Senior Vice President of Evergreen Investment Management Company, LLC since 1999 and the head of the Fund Reporting and Control Team within Fund Administration since 2005.	N/A

In addition, the following is hereby deleted from the end of the second sentence of the second paragraph under the “Management - Trustees and Officers” section:

, except that the person occupying the office of Treasurer varies for specified Funds.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE HIGH INCOME FUND

WELLS FARGO ADVANTAGE INCOME PLUS FUND

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE STABLE INCOME FUND

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Supplement dated December 1, 2009, to the Statement of Additional Information dated October 1, 2009.

This supplement contains important information about the Funds referenced above.

All Funds

On November 11, 2009, the Board of Trustees (the “Board”) accepted the resignation of Jeremy DePalma as Treasurer of Wells Fargo Funds Trust (the “Trust”) and appointed Kasey Phillips as Treasurer of the Trust and Jeremy DePalma as an Assistant Treasurer of the Trust effective November 1, 2009. As a result, the information regarding Jeremy DePalma under the “Management - Trustees and Officers” section beginning on page 25 of the Statement of Additional Information is deleted and replaced with the following:

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Kasey Phillips, 38	Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2006 and currently the Treasurer of the Evergreen Funds since 2005. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

N/A
Jeremy DePalma, 35	Assistant Treasurer, since 2009	Senior Vice President of Evergreen Investment Management Company, LLC since 1999 and the head of the Fund Reporting and Control Team within Fund Administration since 2005.	N/A

In addition, the following is hereby deleted from the end of the second sentence of the second paragraph under the “Management - Trustees and Officers” section:

, except that the person occupying the office of Treasurer varies for specified Funds.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

Supplement dated December 1, 2009, to the Statement of Additional Information dated February 1, 2009, as previously supplemented on February 18, 2009, March 1, 2009, March 31, 2009, April 17, 2009, June 19, 2009,

July 2, 2009, October 5, 2009, and October 13, 2009.

This supplement contains important information about the Funds referenced above.

All Funds

On November 11, 2009, the Board of Trustees (the “Board”) accepted the resignation of Jeremy DePalma as Treasurer of Wells Fargo Funds Trust (the “Trust”) and appointed Kasey Phillips as Treasurer of the Trust and Jeremy DePalma as an Assistant Treasurer of the Trust effective November 1, 2009. As a result, the information regarding Jeremy DePalma under the “Management - Trustees and Officers” section beginning on page 19 of the Statement of Additional Information is deleted and replaced with the following:

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Kasey Phillips, 38	Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2006 and currently the Treasurer of the Evergreen Funds since 2005. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

N/A
Jeremy DePalma, 35	Assistant Treasurer, since 2009	Senior Vice President of Evergreen Investment Management Company, LLC since 1999 and the head of the Fund Reporting and Control Team within Fund Administration since 2005.	N/A

In addition, the following is hereby deleted from the end of the second sentence of the second paragraph under the “Management - Trustees and Officers” section:

, except that the person occupying the office of Treasurer varies for specified Funds.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDSM

WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND

WELLS FARGO ADVANTAGE MONEY MARKET FUND

WELLS FARGO ADVANTAGE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUNDSM

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

Supplement dated December 1, 2009, to the Statement of Additional Information dated July 1, 2009,

as previously supplemented on December 1, 2009.

This supplement contains important information about the Funds referenced above.

All Funds

On November 11, 2009, the Board of Trustees (the “Board”) accepted the resignation of David Berardi as Treasurer of Wells Fargo Funds Trust (the “Trust”) and appointed Kasey Phillips as Treasurer of the Trust and David Berardi as an Assistant Treasurer of the Trust effective November 1, 2009. As a result, the information regarding David Berardi under the “Management - Trustees and Officers” section beginning on page 20 of the Statement of Additional Information is deleted and replaced with the following:

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Kasey Phillips, 38	Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2006 and currently the Treasurer of the Evergreen Funds since 2005. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

N/A
David Berardi, 34	Assistant Treasurer, since 2009	Vice President of Evergreen Investment Management Company, LLC since 1999 and Manager of Fund Reporting and Control since 2004.	N/A

In addition, the following is hereby deleted from the end of the second sentence of the second paragraph under the “Management - Trustees and Officers” section:

, except that the person occupying the office of Treasurer varies for specified Funds.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

WELLS FARGO ADVATNAGE WISCONSIN TAX-FREE FUND

Supplement dated December 1, 2009, to the Statement of Additional Information dated November 1, 2009.

This supplement contains important information about the Funds referenced above.

All Funds

On November 11, 2009, the Board of Trustees (the “Board”) accepted the resignation of Jeremy DePalma as Treasurer of Wells Fargo Funds Trust (the “Trust”) and appointed Kasey Phillips as Treasurer of the Trust and Jeremy DePalma as an Assistant Treasurer of the Trust effective November 1, 2009. As a result, the information regarding Jeremy DePalma under the “Management - Trustees and Officers” section beginning on page 43 of the Statement of Additional Information is deleted and replaced with the following:

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Kasey Phillips, 38	Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2006 and currently the Treasurer of the Evergreen Funds since 2005. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

N/A
Jeremy DePalma, 35	Assistant Treasurer, since 2009	Senior Vice President of Evergreen Investment Management Company, LLC since 1999 and the head of the Fund Reporting and Control Team within Fund Administration since 2005.	N/A

In addition, the following is hereby deleted from the end of the second sentence of the second paragraph under the “Management - Trustees and Officers” section:

, except that the person occupying the office of Treasurer varies for specified Funds.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND

WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

Supplement dated December 1, 2009, to the Statement of Additional Information dated February 1, 2009, as previously supplemented on March 1, 2009, March 31, 2009, April 17, 2009, June 19, 2009 and August 17, 2009, and November 16, 2009.

This supplement contains important information about the Funds referenced above.

All Funds

On November 11, 2009, the Board of Trustees (the “Board”) accepted the resignation of Jeremy DePalma as Treasurer of Wells Fargo Funds Trust (the “Trust”) and appointed Kasey Phillips as Treasurer of the Trust and Jeremy DePalma as an Assistant Treasurer of the Trust effective November 1, 2009. As a result, the information regarding Jeremy DePalma under the “Management - Trustees and Officers” section beginning on page 35 of the Statement of Additional Information is deleted and replaced with the following:

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Kasey Phillips, 38	Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2006 and currently the Treasurer of the Evergreen Funds since 2005. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

N/A
Jeremy DePalma, 35	Assistant Treasurer, since 2009	Senior Vice President of Evergreen Investment Management Company, LLC since 1999 and the head of the Fund Reporting and Control Team within Fund Administration since 2005.	N/A

In addition, the following is hereby deleted from the end of the second sentence of the second paragraph under the “Management - Trustees and Officers” section:

, except that the person occupying the office of Treasurer varies for specified Funds.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIOSM

Supplement dated December 1, 2009, to the Statement of Additional Information dated October 1, 2009,

as previously supplemented on November 16, 2009.

.

This supplement contains important information about the Portfolios referenced above.

All Funds

On November 11, 2009, the Board of Trustees (the “Board”) accepted the resignation of David Berardi as Treasurer of Wells Fargo Funds Trust (the “Trust”) and appointed Kasey Phillips as Treasurer of the Trust and David Berardi as an Assistant Treasurer of the Trust effective November 1, 2009. As a result, the information regarding David Berardi under the “Management - Trustees and Officers” section beginning on page 22 of the Statement of Additional Information is deleted and replaced with the following:

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Kasey Phillips, 38	Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2006 and currently the Treasurer of the Evergreen Funds since 2005. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

N/A
David Berardi, 34	Assistant Treasurer, since 2009	Vice President of Evergreen Investment Management Company, LLC since 1999 and Manager of Fund Reporting and Control since 2004.	N/A

In addition, the following is hereby deleted from the end of the second sentence of the second paragraph under the “Management - Trustees and Officers” section:

, except that the person occupying the office of Treasurer varies for specified Portfolios.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND

WELLS FARGO ADVANTAGE EMERGING GROWTH FUND

WELLS FARGO ADVANTAGE EQUITY INCOME FUND

WELLS FARGO ADVANTAGE EQUITY VALUE FUND

WELLS FARGO ADVANTAGE GROWTH EQUITY FUND

WELLS FARGO ADVANTAGE INDEX FUND

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

Supplement dated December 1, 2009, to the Statement of Additional Information dated February 1, 2009,

as previously supplemented on March 1, 2009, March 26, 2009, March 31, 2009, April 17, 2009,

June 19, 2009, June 23, 2009, June 26, 2009, August 12, 2009, and November 16, 2009.

.

This supplement contains important information about the Funds referenced above.

All Funds

On November 11, 2009, the Board of Trustees (the “Board”) accepted the resignation of David Berardi as Treasurer of Wells Fargo Funds Trust (the “Trust”) and appointed Kasey Phillips as Treasurer of the Trust and David Berardi as an Assistant Treasurer of the Trust effective November 1, 2009. As a result, the information regarding David Berardi under the “Management - Trustees and Officers” section beginning on page 19 of the Statement of Additional Information is deleted and replaced with the following:

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Kasey Phillips, 38	Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2006 and currently the Treasurer of the Evergreen Funds since 2005. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

N/A
David Berardi, 34	Assistant Treasurer, since 2009	Vice President of Evergreen Investment Management Company, LLC since 1999 and Manager of Fund Reporting and Control since 2004.	N/A

In addition, the following is hereby deleted from the end of the second sentence of the second paragraph under the “Management - Trustees and Officers” section:

, except that the person occupying the office of Treasurer varies for specified Funds.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

Supplement dated December 1, 2009, to the Statement of Additional Information dated March 1, 2009,

as previously supplemented on March 31, 2009, April 17, 2009, June 19, 2009,

August 17, 2009, and November 16, 2009.

.

This supplement contains important information about the Funds referenced above.

All Funds

On November 11, 2009, the Board of Trustees (the “Board”) accepted the resignation of David Berardi as Treasurer of Wells Fargo Funds Trust (the “Trust”) and appointed Kasey Phillips as Treasurer of the Trust and David Berardi as an Assistant Treasurer of the Trust effective November 1, 2009. As a result, the information regarding David Berardi under the “Management - Trustees and Officers” section beginning on page 15 of the Statement of Additional Information is deleted and replaced with the following:

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Kasey Phillips, 38	Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2006 and currently the Treasurer of the Evergreen Funds since 2005. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

N/A
David Berardi, 34	Assistant Treasurer, since 2009	Vice President of Evergreen Investment Management Company, LLC since 1999 and Manager of Fund Reporting and Control since 2004.	N/A

In addition, the following is hereby deleted from the end of the second sentence of the second paragraph under the “Management - Trustees and Officers” section:

, except that the person occupying the office of Treasurer varies for specified Funds.